Related Party Balances and Transactions (Details) - Schedule of Amount Due from or Due to Related Parties ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)		Jun. 30, 2023 USD ($)		Dec. 31, 2022 CNY (¥)		Dec. 31, 2022 USD ($)		Dec. 31, 2021 CNY (¥)
Amount due from related parties
Amount due from related parties	¥ 63		$ 9		¥ 1,115		$ 162		¥ 1,059
Lavacano Holdings Limited [Member
Amount due from related parties
Amount due from related parties									7
Dingsheng Taifu (Tianjin) Business Information Consulting Partnership (Limited Partnership) [Member]
Amount due from related parties
Amount due from related parties		[1]		[1]	1,052	[1],[2]	153	[2]	1,052	[2]
Chengdu Brightfututure Education Technology Co.,Ltd [Member]
Amount due from related parties
Amount due from related parties	¥ 63		$ 9		¥ 63		$ 9

[1]	The balance represented loan receivable balance from Dingsheng Taifu (Tianjin) Business Information Consulting Partnership (Limited Partnership). The loan was interest free and due on December 31, 2022. The loan was collected on March 16, 2023.
[2]	The balance represented loan receivable balance from Dingsheng Taifu (Tianjin) Business Information Consulting Partnership (Limited Partnership). The loan was interest free and due on December 31, 2022. The loan was collected on March 16, 2023 subsequently.